Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Nov. 27, 2020	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies
Deferred fee per unit		$ 0.35
Deferred underwriting fee payable		$ 8,050,000	$ 8,050,000
Aggregate deferred underwriting fee payable		750,000
Contingent Fees		$ 4,000,000.0	$ 0
Initial Public Offering
Commitments And Contingencies
Number of units issued	23,000,000
Anchor investors
Commitments And Contingencies
Share price per share		$ 495
Indirect beneficial interest, shares		142,187
Anchor investors | Initial Public Offering
Commitments And Contingencies
Number of units issued		1,980,000